Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net earnings	$ 92,132	$ 91,571
Depreciation and amortization	52,992	44,924
Deferred income tax	19,723	9,998
Earnings from equity method investments	(923)	(894)
Stock option expense	4,425	3,279
Allowance for uncollectible accounts	4,695	4,783
Amortization of advisor loans	14,353	8,020
Other	9,828	(308)
Net changes from operating assets / liabilities
Accounts receivable	(40,045)	(16,737)
Unbilled revenues	(1,824)	(16,479)
Prepaid expenses and other current assets	(2,888)	3,010
Accounts payable	9,238	6,228
Accrued liabilities	49,865	16,508
Income tax payable	(985)	419
Unearned revenues	6,654	(945)
Other liabilities	2,097	3,476
Contingent acquisition consideration paid	(6,487)	(591)
Net cash provided by operating activities	212,850	156,262
Investing activities
Acquisitions of businesses, net of cash acquired (note 3)	(58,674)	(82,073)
Purchases of fixed assets	(39,472)	(25,046)
Advisor loans issued	(38,266)	(26,059)
Other investing activities	(4,835)	(511)
Net cash used in investing activities	(141,247)	(133,689)
Financing activities
Increase in long-term debt	314,925	218,056
Repayment of long-term debt	(336,514)	(201,103)
Purchases of subsidiary shares from NCI	(40,915)	(14,074)
Sale of interests in subsidiaries to non-controlling interests	3,937	800
Contingent acquisition consideration paid	(4,700)	(1,427)
Proceeds received on exercise of stock options	5,640	2,859
Dividends paid to common shareholders	(3,875)	(3,471)
Distributions paid to non-controlling interests	(20,797)	(16,495)
Financing fees paid	(1,634)
Net cash used in financing activities	(83,933)	(14,855)
Effect of exchange rate changes on cash	7,705	(10,720)
Decrease in cash and cash equivalents	(4,625)	(3,002)
Cash and cash equivalents, beginning of year	113,148	116,150
Cash and cash equivalents, end of year	$ 108,523	$ 113,148